Note 11. Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value on Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheets:

	As of December 31, 2014				As of December 31, 2013
Assets (liabilities) in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swap assets	$—	$1.8	$—	$1.8	$—	$2.6	$—	$2.6
Interest rate swap liabilities	—	(69.0)	—	(69.0)	—	(2.6)	—	(2.6)
Currency forward contracts asset	1.9	—	—	1.9	0.7	—	—	0.7
Currency forward contracts liability	(4.5)	—	—	(4.5)	(11.5)	—	—	(11.5)
Cross currency swaps	—	21.1	—	21.1	—	(2.4)	—	(2.4)
Note hedge derivatives	—	—	—	—	—	514.8	—	514.8
Conversion option derivative	—	—	—	—	—	(506.5)	—	(506.5)
Warrant derivative	—	—	—	—	—	(270.5)	—	(270.5)
Contingent consideration related to acquisitions	—	—	(42.7)	(42.7)	—	—	(35.2)	(35.2)
Total	$(2.6)	$(46.1)	$(42.7)	$(91.4)	$(10.8)	$(264.6)	$(35.2)	$(310.6)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis	.
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the carrying amount and estimated fair value of our outstanding short-term debt, long-term debt and capital lease obligations as of December 31, 2014 and 2013, respectively:

	As of December 31, 2014		As of December 31, 2013
In millions	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
Total debt and capital lease obligations	$7,199.4	$7,001.2	$3,576.2	$2,681.2
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(1)
Fair value of our debt, excluding our 2018, 2020, and 2021 Notes, is calculated using a discounted cash flow model with consideration for our non-performance risk (Level 3 assumptions). The estimated fair value of our 2018, 2020, and 2021 Notes, were based on a broker quotation (Level 1). The estimated fair value of our solar energy system debt related to sale-leasebacks is significantly lower than the carrying value of such debt because the fair value estimate is based on the fair value of our fixed lease payments over the term of the leases (Level 3 assumptions). Under real estate accounting, this debt is recorded as a financing obligation, and substantially all of our lease payments are recorded as interest expense with little to no reduction in our debt balance over the term of the lease. As a result, our outstanding sale-leaseback debt obligations will generally result in a one-time gain recognition at the end of the leases for the full amount of the debt. The timing difference between expense and gain recognition will result in increased expense during the term of the leases with a gain recognized at the end of the lease.